                        SUPPLEMENT DATED JUNE 30, 2006
                  TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF
                HARTFORD HLS SERIES FUND II, INC. ON BEHALF OF
                       HARTFORD SMALLCAP GROWTH HLS FUND

HARTFORD SMALLCAP GROWTH HLS FUND
---------------------------------

Effective June 30, 2006, under the heading "Hartford SmallCap Growth HLS Fund," the following paragraphs are inserted after the expense table example:

SHAREHOLDER MEETING At a meeting held on June 20 and 21, 2006, the Board of Directors of Hartford HLS Series Fund II, Inc. unanimously approved on behalf of Hartford SmallCap Growth HLS Fund (the "Fund"), a sub-advisory agreement (the "Agreement") between HL Investment Advisors, LLC, the Fund's investment adviser, and its affiliate Hartford Investment Management Company ("Hartford Investment Management"), pursuant to which Hartford Investment Management would serve as an additional sub-adviser to the Fund and manage a portion of the Fund's assets. Because Hartford Investment Management is an affiliate of the Fund's investment adviser, the Agreement will not take effect unless approved by shareholders of the Fund. Wellington Management Company, LLP, which is currently the only sub-adviser to the Fund, will continue to manage a portion of the Fund's assets.

At the meeting the Board of Directors also approved the solicitation of proxies from Fund shareholders, and called a Special Meeting of Shareholders of the Fund (the "Meeting") to take place on or about October 24, 2006, for the purpose of seeking the approval of the proposed Agreement. Shareholders of record of the Fund as of July 31, 2006 shall be entitled to vote at the Meeting.

A proxy statement containing detailed information concerning the proposal under consideration is expected to be mailed to Fund shareholders in August 2006, and may be obtained at that time by contacting the Hartford HLS Funds at P.O. Box 2999, Hartford, CT 06104-2999.


                        SUPPLEMENT DATED JUNE 30, 2006
                  TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF
       HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
                 ON BEHALF OF EACH OF THE FUNDS LISTED BELOW


HARTFORD ADVISERS HLS FUND                        HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
HARTFORD BLUE CHIP HLS FUND                       HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
HARTFORD CAPITAL APPRECIATION HLS FUND            HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
HARTFORD CAPITAL OPPORTUNITIES HLS FUND           HARTFORD INTERNATIONAL STOCK HLS FUND
HARTFORD DISCIPLINED EQUITY HLS FUND              HARTFORD LARGECAP GROWTH HLS FUND
HARTFORD DIVIDEND AND GROWTH HLS FUND             HARTFORD MIDCAP HLS FUND
HARTFORD EQUITY INCOME HLS FUND                   HARTFORD MIDCAP STOCK HLS FUND
HARTFORD FOCUS HLS FUND                           HARTFORD MIDCAP VALUE HLS FUND
HARTFORD GLOBAL ADVISERS HLS FUND                 HARTFORD MONEY MARKET HLS FUND
HARTFORD GLOBAL COMMUNICATIONS HLS FUND           HARTFORD MORTGAGE SECURITIES HLS FUND
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND       HARTFORD SMALL COMPANY HLS FUND
HARTFORD GLOBAL HEALTH HLS FUND                   HARTFORD SMALLCAP GROWTH HLS FUND


HARTFORD GLOBAL LEADERS HLS FUND                  HARTFORD SMALLCAP VALUE HLS FUND
HARTFORD GLOBAL TECHNOLOGY HLS FUND               HARTFORD STOCK HLS FUND
HARTFORD GROWTH HLS FUND                          HARTFORD TOTAL RETURN BOND HLS FUND
HARTFORD GROWTH OPPORTUNITIES HLS FUND            HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
HARTFORD HIGH YIELD HLS FUND                      HARTFORD VALUE HLS FUND
HARTFORD INDEX HLS FUND                           HARTFORD VALUE OPPORTUNITIES HLS FUND

SOFT DOLLAR PRACTICES
---------------------

Effective June 30, 2006, in the section entitled "Management of the Funds," the following is inserted directly before the sub-heading "Management Fees":

SOFT DOLLAR PRACTICES The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers, including Hartford Investment Management, may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Each sub-adviser has adopted a policy addressing its use of soft dollars to obtain research and brokerage services, which are generally described in the Statement of Additional Information. In the case of Hartford Investment Management, the Board of Directors was notified at a meeting on June 20-21, 2006 that Hartford Investment Management was undertaking a review of its soft dollar practices in light of the recent addition of equity management capability, but that it had determined that at present it will utilize soft dollars to obtain only: (i) brokerage services; (ii) research created and provided by a broker-dealer involved in effecting a trade (i.e., research provided by a full service broker-dealer, or provided by a broker-dealer to which a portion of a trade is directed for the purpose of obtaining access to the research, in either cased on a bundled basis); and (iii) access to management personnel. Hartford Investment Management will not at present utilize soft dollars to obtain research from parties who have no role in effecting a trade.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                        SUPPLEMENT DATED JUNE 30, 2006
           TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR
         HARTFORD SERIES FUND, INC. CLASS IA AND CLASS IB SHARES AND
HARTFORD HLS SERIES FUND II, INC. CLASS IA AND CLASS IB SHARES DATED MAY 1, 2006
                               (THE "SAI")


The SAI is revised as follows:

HARTFORD SMALLCAP GROWTH HLS FUND

Effective June 30, 2006, under the heading "Investment Management Arrangements" on page 40, the following paragraphs are inserted after the second paragraph:

SHAREHOLDER MEETING At a meeting held on June 20 and 21, 2006, the Board of Directors of Hartford HLS Series Fund II, Inc. unanimously approved on behalf of Hartford SmallCap Growth HLS Fund (the "Fund"), a sub-advisory agreement (the "Agreement") between HL Investment Advisors, LLC, the Fund's investment adviser, and its affiliate Hartford Investment Management Company ("Hartford Investment Management"), pursuant to which Hartford Investment Management would serve as an additional sub-adviser to the Fund and manage a portion of the Fund's assets. Because Hartford Investment Management is an affiliate of the Fund's investment adviser, the Agreement will not take effect unless approved by shareholders of the Fund. Wellington Management Company, LLP, which is currently the only sub-adviser to the Fund, will continue to manage a portion of the Fund's assets.

At the meeting the Board of Directors also approved the solicitation of proxies from Fund shareholders, and called a Special Meeting of Shareholders of the Fund (the "Meeting") to take place on or about October 24, 2006, for the purpose of seeking the approval of the proposed Agreement. Shareholders of record of the Fund as of July 31, 2006 shall be entitled to vote at the Meeting.

A proxy statement containing detailed information concerning the proposal under consideration is expected to be mailed to Fund shareholders in August 2006, and may be obtained at that time by contacting the Hartford HLS Funds at P.O. Box 2999, Hartford, CT 06104-2999.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.